Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Obligations under finance leases	¥ 30,858	¥ 21,185
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Loan participation borrowings	¥ 272,164	¥ 258,201
Senior borrowings and bonds	11,072,660	12,556,710
Subordinated borrowings and bonds	3,538,438	3,441,235
Total	¥ 14,914,120	¥ 16,277,331